Income Tax - Schedule of Income Tax Provision (Detail) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Federal
Current		$ 199,765
Deferred	$ (210)	210
State and Local
Current	0	0
Deferred	0	0
Change in valuation allowance	$ 210	(210)
Income tax provision		$ 199,765